Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense (Benefit)	$ 2,142	$ 263
Effective Income Tax Rate Reconciliation, Percent	(20.60%)	(3.60%)
Deferred Tax Assets, Net of Valuation Allowance	$ 762	$ 1,378
Deferred Tax Liabilities, Gross	762	1,378
Accrued Income Taxes, Current	300	100
Operating Loss Carryforwards, Limitations on Use, Ownership Change, Post-change Net Operating Loss, Fully Available to Offset Current Fiscal Year Pre-Change Income Subject to Limitation		12,000
Operating Loss Carryforwards, Limitations on Use, Ownership Change, Post-change Net Operating Loss, Disallowed Recognized Built-in Loss, Carried Forward as Operating Loss	8,800	300
Operating Loss Carryforwards	519,600
Operating Loss Carryforwards, Not Subject to Expiration	186,600
Operating Loss Carryforward, Subject To Expire	333,000
Operating Loss Carryforward, Expirations, Ownership Change	329,200
Deferred Tax Assets, Valuation Allowance	137,250	135,954
Unrecognized Tax Benefits	$ 1,313	2,948	$ 2,822
Neo [Member]
Open Tax Year	2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 3,000
Other Noncurrent Assets [Member]
Deferred Tax Assets, Net of Valuation Allowance	800	1,400
Other Noncurrent Liabilities [Member]
Deferred Tax Liabilities, Gross	$ 800	$ 1,400